DEFERRED REVENUES	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUES
NOTE 9:-	DEFERRED REVENUES

Deferred revenues consisted of the following:

	December 31,
	2018	2017

Security subscriptions	$554,215	$476,261
Software updates and maintenance	765,899	702,786
Other	17,840	7,526

	$1,337,954	$1,186,573

The majority of the deferred revenues are recognized within one year or less and presented as current deferred revenues in the balance sheet. The remaining deferred revenues which are recognized for a period above one year and up to eight years are shown as long term deferred revenues.